Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
CRA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 32,081	$ 24,588
CEA [member]
Disclosure of financial assets [line items]
Amounts relating to netting and collateral	$ 66,686	$ 62,521